Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt
Debt

Note 8 — Debt

Line of Credit

B1 Bank Line of Credit

On January 22, 2023, the Company entered into an asset-based revolving credit agreement with B1 Bank (the “Line of Credit”). The Line of Credit provided an aggregate revolving credit commitment of $3,000, subject to a borrowing base consisting of eligible accounts receivable and inventory. The Line of Credit included borrowing capacity available for letters of credit and revolving loans available for working capital and other general corporate purposes. The maturity date is January 22, 2024.

In March and June 2023, the Company borrowed $300 and $600, respectively. In December 2023, the Company repaid the entire $900 borrowing. The Line of Credit agreement has since lapsed and has not been renewed.

There was no outstanding debt balance as of March 31, 2024, and December 31, 2023, respectively.

Stockholder Promissory Note

On July 14, 2020, the Company issued a promissory note to its majority stockholder in an amount of $29,718 (the “Stockholder Promissory Note”). The Stockholder Promissory Note bore interest at the rate of 0.45% per annum, with all principal and accrued interest due and payable in full on July 14, 2025. On May 31, 2023, the Company completed the conversion of the outstanding principal and accrued and unpaid interest of the Stockholder Promissory Note into shares of Class A Common Stock.

There was no outstanding debt balance as of March 31, 2024, and December 31, 2023, respectively.

First Insurance Funding line of credit

In December 2023, the Company entered into a line of credit agreement with First Insurance Funding for $647. The maturity date is December 2024. In the three months ended March 31, 2024, the Company repaid $385 of this borrowing.

There was outstanding balance $237 and $0, as of March 31, 2024, and December 31, 2023, respectively.

Related Party Promissory Notes

On August 9, 2022, the Company borrowed $1,000 under an unsecured non-interest-bearing promissory note with a related party to fund short-term working capital needs. The promissory note shall be payable in full on any future date on which the lender demands repayment. On December 19, 2023, in connection with the Business Combination, the promissory note was exchanged for an equal amount of Financing Notes.

In June 2023, the Company borrowed $375 under an unsecured non-interest-bearing promissory note with a related party to fund short-term working capital needs. The Related Party Promissory Note shall be payable in full on any future date on which the lender demands repayment. The Notes have a maturity date of 12 months from the effective date and bore an interest rate of 12%.

On December 8, 2023, the Company borrowed $200 under an unsecured non-interest-bearing promissory note with a related party to fund short-term working capital needs. This promissory note was repaid in the three months ending March 31, 2024.

There was outstanding balance $375 and $575, as of March 31, 2024, and December 31, 2023, respectively.

Legacy SMAP Related Party Promissory Notes

In April, May and November 2023, Legacy SMAP secured operational working capital of $1,524. The promissory notes were not interest bearing and were not convertible into any securities of the company. The promissory notes were to be payable upon consummation of an initial business combination; provided that the Company has the right to extend the repayment date for up to 12 months thereafter in the event that the minimum cash transaction is not met or would not be met but for such extension. The minimum cash transaction proceeds were not met at the closing of the Business Combination, and as such, the Company has elected to extend repayment of the promissory notes beyond the closing. The principal balance may be prepaid at any time.

On December 19, 2023, in connection with the Business Combination, $1,324 of the promissory notes was exchanged for an equal amount of Financing Notes which resulted in an outstanding balance of $200 as of December 31, 2023. The $200 promissory note was converted to were converted into shares of Common Stock at a price of $3.33 per share. This resulted in loss of $136 recorded under loss on financing transaction within the Consolidated Statements of Operations as the Company agreed to issue 60,060 shares of Common Stock for each share of Common Stock to the converted principal balance.

There was outstanding balance $0 and $200, as of March 31, 2024, and December 31, 2023, respectively.

Convertible Notes

In January 2023, the Company issued unsecured Convertible Notes with several accredited private investors in an aggregate principal amount of $150. The Convertible Notes were converted to Equity on December 19, 2023, as part of the Business Combination.

There was no outstanding balance as of March 31, 2024, and December 31, 2023.

Financing Notes

On December 19, 2023, in connection with the Business Combination, the Company issued the Financing Notes to several accredited private investors in an aggregate principal amount of $6,805, including $2,324 of which were issued in exchange for other debt instruments as described above.

Each Financing Note will mature on the third anniversary of the closing of the Business Combination (the “Maturity Date”) and is convertible at any time at the holder’s option at a conversion price of $10.00 per share, subject to certain customary adjustments (such shares issuable upon conversion of Financing Notes, the “Conversion Shares”). Except with the consent of the holder of the applicable Financing Note, the Company may not repay any principal amount of any Financing Note prior to the Maturity Date.

The Company will pay interest on the aggregate unconverted and then outstanding principal amount of such notes at the rate of 9% per annum, payable (i) quarterly on January 1, April 1, July 1 and October 1, beginning April 1, 2024, (ii) on each date on which a holder elects to convert any amount of Financing Notes and (iii) on the Maturity Date (each such date, an “Interest Payment Date”), in cash or, if the holder elects to receive interest on the Financing Note in the form of shares of the Company’s common stock. If the Holder elects to receive interest in shares of the Company’s common stock, such interest shall be payable at a rate of 11% per annum in duly authorized, validly issued, fully paid and non-assessable shares of the Company’s common stock at a volume-weighted average price for the 30 consecutive trading days ending on the trading day immediately prior to the applicable Interest Payment Date (which shall not be less than $1.00) (such shares payable in lieu of cash interest, the “Interest Shares”). Failure to pay interest is deemed an event of default and the interest rate shall increase automatically to 15% per annum until repaid.

On March 31, 2024, $4,475 of the Financing Notes were converted into shares of Common Stock at a price of $5 per share. This resulted in loss of $740 recorded under loss on financing transaction within the Consolidated Statements of Operations as the Company agreed to issue 327,500 shares of Common Stock for each share of Common Stock to the converted principal balance of the Financing Notes.

There was outstanding balance $1,695 and $5,695, as of March 31, 2024, and December 31, 2023, respectively.

Debt Obligations and Schedule Maturities

As of March 31, 2024, aggregate principal repayments of total debt for the next five years are as follows:

2024	$612
2025	—
2026	2,170
2027	—
2028	—
Thereafter	—
$2,782

Note 9 — Debt

Wells Fargo Line of Credit

On April 2, 2021, the Company entered into an asset based revolving credit agreement with Wells Fargo Bank, National Association, as amended on June 18, 2021 (the “Credit Agreement”). The Credit Agreement provided an aggregate revolving credit commitment of $15,000 subject to a borrowing base consisting of eligible accounts receivable and inventory. The Credit Agreement included borrowing capacity available for letters of credit and revolving loans available for working capital and other general corporate purposes. This Credit Agreement had a maturity date of April 3, 2023.

The interest rate applicable to the Credit Agreement was either (i) the Base Rate, which is the higher of the Prime Rate, the Federal Funds Rate plus 0.5% and the Daily Floating LIBOR Rate plus 1.0%, or (ii) LIBOR plus a margin of 2.0%. The Company was subjected to a non-use fee of 0.375% on the daily average unused portion of the commitment under the Credit Agreement.

Obligations under the Credit Agreement were secured (with certain exceptions) by first priority security interests on all of the Company’s assets.

The Credit Agreement permitted voluntary prepayments (without reducing availability for future revolving borrowings) and voluntary commitment reductions at any time, in each case without premium or penalty.

In March and May 2022, the Company borrowed $400 and $1,000, respectively and in June 2022, the Company repaid the entire $1,400 borrowing.

On July 12, 2022, the Company voluntarily reduced the revolving credit commitment to zero ($0) and terminated the Credit Agreement. At the time of the termination, the interest expense was $10 and termination fees were $51, which were charged to selling, general and administrative expenses in the Consolidated Statements of Operations.

B1 Bank Line of Credit

On January 22, 2023, the Company entered into an asset-based revolving credit agreement with B1 Bank (the “Line of Credit”). The Line of Credit provided an aggregate revolving credit commitment of $3,000, subject to a borrowing base consisting of eligible accounts receivable and inventory. The Line of Credit included borrowing capacity available for letters of credit and revolving loans available for working capital and other general corporate purposes. In March and June 2023, the Company borrowed $300 and $600, respectively. Throughout 2023, the Company paid $52 in interest. In December 2023, the Company repaid the entire $900 borrowing. The Line of Credit agreement terminated in January 2024 and has not been renewed.

Stockholder Promissory Note

On July 14, 2020, the Company issued a promissory note to its majority stockholder in an amount of $29,718 (the “Stockholder Promissory Note”). The Stockholder Promissory Note bore interest at the rate of 0.45% per annum, with all principal and accrued interest due and payable in full on July 14, 2025.

The Stockholder Promissory Note was unsecured. Principal and interest payments were made by the Company in cash or in kind prior to maturity.

During the years ended December 31, 2023, and 2022 the Company made principal cash payments of $100 and $100, respectively. The Company received additional proceeds in the amount of $200 in 2022.

On December 31, 2022, the principal outstanding balance was $18,347 and accrued unpaid interest was $224.

Interest expenses for the years ended December 31, 2023, and 2022 were $30 and $83, respectively. Interest expense is paid-in-kind.

On May 31, 2023, the Company completed the conversion of the outstanding principal and accrued and unpaid interests of the Stockholder Promissory Note into shares of Class A Common Stock. At the time of conversion, the total face value of the Stockholder Promissory Note was $18,501, comprising $18,247 in principal and $254 in accrued interest. In exchange for the contribution of the

Stockholder Promissory Note, the Company issued 142,028 shares of its Class A Common Stock to the creditor, in accordance with ASC 405-20-40, “Liabilities - Extinguishments of Liabilities - Derecognition”. No cash was exchanged as part of this transaction.

Related Party Promissory Notes

On August 9, 2022, the Company borrowed $1,000 under an unsecured non-interest-bearing promissory note with a related party to fund short-term working capital needs. The promissory note shall be payable in full on any future date on which the lender demands repayment On December 19, 2023, in connection with the Business Combination, the promissory note was exchanged for an equal amount of Financing Notes which resulted in loss on the extinguishment of debt of $594 recorded under loss on financing transaction within the Consolidated Statements of Operations.

In June 2023, the Company borrowed $375 under an unsecured non-interest-bearing promissory note with a related party to fund short-term working capital needs. The Related Party Promissory Note shall be payable in full on any future date on which the lender demands repayment. The Notes have a maturity date of 12 months from the effective date and beared an interest rate of 12%. Accrued unpaid interest was $25 on December 31, 2023.

On December 8, 2023, the Company borrowed $200 under an unsecured non-interest-bearing promissory note with a related party to fund short-term working capital needs. The Related Party Promissory Note shall be payable in full on any future date on which the lender demands repayment.

Legacy SMAP Related Party Promissory Notes

In April, May and November 2023, Legacy SMAP secured operational working capital of $1,524. The promissory notes were not interest bearing and were not convertible into any securities of the company. The promissory notes were to be payable upon consummation of an initial business combination; provided that the Company has the right to extend the repayment date for up to 12 months thereafter in the event that the minimum cash transaction is not met or would not be met but for such extension. The minimum cash transaction proceeds were not met at the closing of the Business Combination, and as such, the Company has elected to extend repayment of the promissory notes beyond the closing. The principal balance may be prepaid at any time.

On December 19, 2023, in connection with the Business Combination, $1,324 of the promissory notes was exchanged for an equal amount of financing notes which resulted in loss on the extinguishment of debt of $787 recorded under loss on financing transaction within the Consolidated Statements of Operations.

Convertible Notes

In September 2023, August 2023, July 2023, June 2023, May 2023, January 2023 and December 2022, Legacy ICI issued unsecured convertible notes with several accredited private investors in an aggregate principal amount of $100, $500, $400, $350, $100, $150 and $950, respectively. The notes had a maturity date of 6 months from the effective date and beared a paid-in-kind interest rate of 10% per annum which was increased to 12% effective on February 15, 2023.

In the event of and prior to the consummation of an initial public offering (“IPO”) or de-SPAC transaction, the unpaid principal balance and accrued interest were to be automatically converted into ICI Class A Common Stock at the imputed price per share of common stock of the IPO, discounted at 50%.

On December 19, 2023, in connection with the Business Combination, Legacy ICI completed the conversion of the outstanding principal and accrued and unpaid interests of the convertible notes into shares of Class A Common Stock. At the time of conversion, the total face value of the convertible notes was $2,754, comprising $2,550 in principal and $204 in accrued interest.

Financing Notes

On December 19, 2023, in connection with the Business Combination, the Company issued the Financing Notes to several accredited private investors in an aggregate principal amount of $6,805, including $2,324 of which were issued in exchange for other debt instruments as described above.

Each Financing Note will mature on the third anniversary of the closing of the Business Combination (the “Maturity Date”) and is convertible at any time at the holder’s option at a conversion price of $10.00 per share, subject to certain customary adjustments (such shares issuable upon conversion of Financing Notes, the “Conversion Shares”). Except with the consent of the holder of the applicable Financing Note, the Company may not repay any principal amount of any Financing Note prior to the Maturity Date.

The Company will pay interest on the aggregate unconverted and then outstanding principal amount of such notes at the rate of 9% per annum, payable (i) quarterly on January 1, April 1, July 1 and October 1, beginning April 1, 2024, (ii) on each date on which a holder elects to convert any amount of Financing Notes and (iii) on the Maturity Date (each such date, an “Interest Payment Date”), in cash or, if the holder elects to receive interest on the Financing Note in the form of shares of the Company’s common stock. If the Holder elects to receive interest in shares of the Company’s common stock, such interest shall be payable at a rate of 11% per annum in duly authorized, validly issued, fully paid and non-assessable shares of the Company’s common stock at a volume-weighted average price for the 30 consecutive trading days ending on the trading day immediately prior to the applicable Interest Payment Date (which shall not be less than $1.00) (such shares payable in lieu of cash interest, the “Interest Shares”). Failure to pay interest is deemed an event of default and the interest rate shall increase automatically to 15% per annum until repaid.

Debt Obligations and Schedule Maturities

As of December 31, 2023, aggregate principal repayments of total debt for the next five years were as follows:

2024	$1,397
2025	—
2026	—
2027	6,805
2028	—
Thereafter	—
$8,202